Marketable Securities	12 Months Ended
Aug. 31, 2018
Marketable Securities
Marketable Securities

6.	Marketable Securities

As at August 31, 2018, the Company held 1,200,000 common shares in Stratex Oil & Gas Holdings, Inc. (“Stratex”). As at August 31, 2015, the Company recorded a change in the fair value of the securities in other comprehensive income (loss) in the amount of $110,525. For the year ended August 31, 2016, the Company re-classified the impairment of $110,525 from other comprehensive income (loss) to the statement of operations and recorded a further impairment of $9,600 as a result of the Stratex common shares being fair valued at $Nil.

Market value on acquisition	$120,125
Change in fair value	(110,525)
Market value, August 31, 2015	$9,600
Impairment	(9,600)
Market value, August 31, 2018 and 2017	$—